Shareholder Report, Average Annual Return (Details)	12 Months Ended
Jun. 30, 2025
C000223010_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%
C000223010_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.91%
C000223010_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.15%
C000223010_NoLoadClassMember_2024-07-01_2025-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.32%
C000223010_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.73%
C000223010_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%
C000223010_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%
C000223010_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.70%